Short-Term Borrowings (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short -Term Borrowings (Textual)
Interest expense on short-term borrowings	$ 0	$ 200,799	$ 6,246